Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-4

Collection Period	05/01/15-05/31/15
Determination Date	6/9/2015
Distribution Date	6/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$990,410,079.31
2.	Collections allocable to Principal				$27,760,248.44
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,010,161.17

5.	Pool Balance on the close of the last day of the related Collection Period				$961,639,669.70
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				57,524
7.	Initial Pool Balance				$1,165,000,005.66

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$467,618.83		$0.00
	b.	Class A-2a Note Balance	$271,000,000.00		$251,211,853.58
	c.	Class A-2b Floating Rate Note Balance	$115,000,000.00		$106,602,816.09
	d.	Class A-3 Note Balance	$406,000,000.00		$406,000,000.00
	e.	Class A-4 Note Balance	$116,900,000.00		$116,900,000.00
	f.	Class B Note Balance	$29,100,000.00		$29,100,000.00
	g.	Class C Note Balance	$27,400,000.00		$27,400,000.00
	h.	Class D Note Balance	$18,600,000.00		$18,600,000.00

	i.	Note Balance (sum a - h)	$984,467,618.83		$955,814,669.67
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0025835		0.0000000
	b.	Class A-2a Note Pool Factor	1.0000000		0.9269810
	c.	Class A-2b Floating Rate Note Pool Factor	1.0000000		0.9269810
	d.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	e.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	f.	Class B Note Pool Factor	1.0000000		1.0000000
	g.	Class C Note Pool Factor	1.0000000		1.0000000
	h.	Class D Note Pool Factor	1.0000000		1.0000000

	i.	Note Pool Factor	0.8450366		0.8204418
10.	Overcollateralization Target Amount				$5,825,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,825,000.03
12.	Weighted Average Coupon			%	6.91%
13.	Weighted Average Original Term			months	65.38
14.	Weighted Average Remaining Term			months	55.70
15.	1- Month LIBOR for the accrual period ending 06/15/15				0.18560%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 06/15/15				0.45560%

Collections

17.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,750,439.51
	b.	Liquidation Proceeds allocable to Finance Charge			$423.14
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,750,862.65
18.	Principal:
	a.	Collections allocable to Principal			$27,760,248.44
	b.	Liquidation Proceeds allocable to Principal			$425,472.75
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$28,185,721.19

19.	Total Finance Charge and Principal Collections (17d+18d)		$33,936,583.84
20.	Interest Income from Collection Account		$2,753.45
21.	Simple Interest Advances		$0.00

22.	Available Collections (Ln19+20+21)		$33,939,337.29

Available Funds

23.	Available Collections		$33,939,337.29
24.	Reserve Account Draw Amount		$0.00

25.	Available Funds		$33,939,337.29

Application of Available Funds

26.	Servicing Fee
	a.	Monthly Servicing Fee	$825,341.73
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$825,341.73

	d.	Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances		$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$84.56
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$84.56
	e.	Class A-2a Monthly Interest	$151,308.33
	f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2a Note Interest (sum e - g)	$151,308.33
	i.	Class A-2b Monthly Interest	$45,117.06
	j.	Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00

	l.	Total Class A-2b Note Interest (sum i - k)	$45,117.06
	m.	Class A-3 Monthly Interest	$422,916.67
	n.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	p.	Total Class A-3 Note Interest (sum m - o)	$422,916.67
	q.	Class A-4 Monthly Interest	$176,324.17
	r.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	t.	Total Class A-4 Note Interest (sum q - s)	$176,324.17
30.	Priority Principal Distributable Amount		$0.00
31.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$53,350.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$53,350.00
32.	Secondary Principal Distributable Amount		$0.00
33.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$55,713.33
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$55,713.33
34.	Tertiary Principal Distributable Amount		$4,227,949.13

35.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$47,120.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$47,120.00
36.	Quaternary Principal Distributable Amount		$18,600,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))		$24,605,224.98
38.	Reserve Account Deficiency		$0.00
39.	Regular Principal Distributable Amount		$5,825,000.03
40.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
41.	Additional Servicing Fees, if any		$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

43.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,750,862.65
	b.	Total Daily Deposits of Principal Collections	$28,185,721.19
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,753.45

	e.	Total Deposits to Collection Account (sum a - d)	$33,939,337.29
44.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$825,341.73
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,604,883.28
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,509,112.28

	f.	Total Withdrawals from Collection Account (sum a - e)	$33,939,337.29

Note Payment Account Activity

45.	Deposits
	a.	Class A-1 Interest Distribution	$84.56
	b.	Class A-2a Interest Distribution	$151,308.33
	c.	Class A-2b Interest Distribution	$45,117.06
	d.	Class A-3 Interest Distribution	$422,916.67
	e.	Class A-4 Interest Distribution	$176,324.17
	f.	Class B Interest Distribution	$53,350.00
	g.	Class C Interest Distribution	$55,713.33
	h.	Class D Interest Distribution	$47,120.00
	i.	Class A-1 Principal Distribution	$467,618.83
	j.	Class A-2a Principal Distribution	$19,788,146.42
	k.	Class A-2b Principal Distribution	$8,397,183.91
	l.	Class A-3 Principal Distribution	$0.00
	m.	Class A-4 Principal Distribution	$0.00
	n.	Class B Principal Distribution	$0.00
	o.	Class C Principal Distribution	$0.00
	p.	Class D Principal Distribution	$0.00

	q.	Total Deposits to Note Payment Account (sum a - p)	$29,604,883.28
46.	Withdrawals
	a.	Class A-1 Distribution	$467,703.39
	b.	Class A-2a Distribution	$19,939,454.75
	c.	Class A-2b Distribution	$8,442,300.97
	d.	Class A-3 Distribution	$422,916.67
	e.	Class A-4 Distribution	$176,324.17
	f.	Class B Distribution	$53,350.00
	g.	Class C Distribution	$55,713.33
	h.	Class D Distribution	$47,120.00

	i.	Total Withdrawals from Note Payment Account (sum a - h)	$29,604,883.28

Certificate Payment Account Activity

47.	Deposits
	a.	Excess Collections	$3,509,112.28
	b.	Reserve Account surplus (Ln 57)	$262.38

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,509,374.66
48.	Withdrawals
	a.	Certificateholder Distribution	$3,509,374.66

	b.	Total Withdrawals from Certificate Payment Account	$3,509,374.66

Required Reserve Account Amount

49.	Lesser of: (a or b)
	a.	$2,912,500.01	$2,912,500.01
	b.	Note Balance	$955,814,669.67
50.	Required Reserve Account Amount		$2,912,500.01

Reserve Account Reconciliation

51.	Beginning Balance (as of end of preceding Distribution Date)		$2,912,500.01
52.	Investment Earnings		$262.38
53.	Reserve Account Draw Amount		$0.00

54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)		$2,912,762.39
55.	Deposit from Available Funds (Ln 44d)		$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist		$262.38

58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)		$2,912,500.01
59.	Reserve Account Deficiency (Ln50 - Ln58)		$0.00

Instructions to the Trustee

60.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
61.	Amount to be paid to Servicer from the Collection Account		$825,341.73
62.	Amount to be deposited from the Collection Account into the Note Payment Account		$29,604,883.28
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,509,112.28
64.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$262.38
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$467,703.39
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$19,939,454.75
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$8,442,300.97
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$422,916.67
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$176,324.17
71.	Amount to be paid to Class B Noteholders from the Note Payment Account		$53,350.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account		$55,713.33
73.	Amount to be paid to Class D Noteholders from the Note Payment Account		$47,120.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$3,509,374.66

Net Loss and Delinquency Activity

75.	Net Losses with respect to preceding Collection Period			$584,265.28
76.	Cumulative Net Losses			$2,528,516.53
77.	Cumulative Net Loss Percentage			0.2170%

			Number of Loans	Principal Balance
78.	Delinquency Analysis
	a.	31 to 60 days past due	702	$12,624,167.27
	b.	61 to 90 days past due	245	$4,274,977.80
	c.	91 or more days past due	81	$1,275,568.35

	d.	Total Past Due (sum a-c)	1,028	18,174,713.42

Servicer Covenant

79.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,146,704,000.00
80.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer